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IQ Candriam International Equity ETF
IQ Candriam International Equity ETF
Investment Objective
The Fund seeks investment results that track (before fees and expenses) the price and yield performance of its underlying index, the IQ Candriam International Equity Index (the “Underlying Index”).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	IQ Candriam International Equity ETF IQ Candriam International Equity ETF USD ($)
Shareholder Fees (fees paid directly from your investment):	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	IQ Candriam International Equity ETF IQ Candriam International Equity ETF
Management Fee	0.15%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.16%
Expense Waiver/Reimbursement	0.01%	[1]
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	0.15%
[1]	IndexIQ Advisors LLC (the “Advisor”) has contractually agreed to waive or reduce its management fee and/or reimburse expenses of the Fund in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, dividends paid on short sales, acquired fund fees and expenses, and extraordinary expenses)to not more than 0.15% of the average daily net assets of the Fund. The agreement will remain in effect permanently unless terminated by the Board of Trustees of the Fund.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
IQ Candriam International Equity ETF | IQ Candriam International Equity ETF | USD ($)	15	48	85	192

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Shares.

Principal Investment Strategies
The Fund employs a “passive management” — or indexing — investment approach designed to track the performance of the Underlying Index, which was developed by IndexIQ LLC (“IndexIQ”) with Candriam (“Candriam”) acting as index consultant to IndexIQ. The Underlying Index is designed to deliver exposure to equity securities of companies meeting environmental, social and corporate governance (ESG) criteria developed by Candriam and weighted using a market-capitalization weighting methodology. As of June 30, 2023, the market capitalization range of the Underlying Index was approximately $1.76 billion to $362 billion. As of June 30, 2023, the primary sectors within the Underlying Index were financials, health care, and industrials.
The first step in the ESG security selection process scores companies on stakeholder criteria and an Issuer’s exposure to global sustainability trends. Companies are scored relative to other companies within the same industry. The stakeholder criteria are:
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Treatment of customers, including advertising practices, after sales service and support, and anti-competitive behaviors.

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Treatment of employees, including working conditions, employee retention, gender equality, training and career opportunities.

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Environmental initiatives and compliance with new environmental legislation.

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Supplier standards and oversight, including supplier adherence to fair labor standards.

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Corporate governance, including quality of governance and ethics, adherence to accounting standards and anti-bribery efforts.

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Societal impact and how the company is viewed by populations in the area where the company operates.

The global sustainability trends Include:
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Climate Change: Activities related to the production of renewable energy and decarbonizing business activities.

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Resources and Waste: Activities related to the efficient utilization of resources, recycling, and mitigating the impact on ecosystems.

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Digitalization and Innovation: Activities that drive higher industrial and resource efficiencies and protecting data privacy and the resilience of digital networks.

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Health and Wellness: Activities related to providing healthy products and services, improving air quality, and investing in human capital through job creation, gender equality and decent working conditions.

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Demographic Shifts: Activities related to providing products and services to aging populations in developed countries and supporting population growth in emerging countries through investment in infrastructure and the food supply chain.

This sector-specific analysis evaluates companies within the same sector each other, using criteria specific to the particular sector. Except for the excluded activities described below, the ESG security selection process seeks to maintain exposure to all industry sectors of the economy (e.g., financials, industrials, consumer discretionary, consumer staples, materials, health care, energy, utilities and information technology). The ESG selection process analyzes securities comprising approximately 85% of the market capitalization of equity securities domiciled in the following 23 international developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, Netherlands, New Zealand, Norway, Poland, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The companies with an overall ranking in the top 70% of the eligible universe within each industry sector based on this ESG selection process are included in the Underlying Index, unless a company is excluded as a result of the second step in the ESG security selection process.
The second step in the ESG security selection process is an exclusionary screen based on any continued and significant non-compliance with the Principles of the United Nation’s Global Compact, which address human rights, labor, environmental, and anti-corruption matters, as well as the exclusion of companies engaged in certain businesses beyond minimum thresholds (e.g., companies that operate in countries with oppressive regimes, that operate in adult content, alcohol, armament, gambling, nuclear, and tobacco sectors, or that utilize animal testing or genetic modification in research and development). As a result of this second step, the companies selected for inclusion in the Underlying Index represent less than 70% of the eligible universe. As of June 30, 2023, the Underlying Index consisted of 609 component securities.
The Underlying Index is reconstituted and rebalanced quarterly.
The Underlying Index may include as a component one or more ETFs advised by the Advisor (“Affiliated ETFs”) and the Fund will typically invest in any Affiliated ETF included in the Underlying Index. The Fund also may invest in Affiliated ETFs that are not components of the index if such an investment will help the Fund track the Underlying Index.

Principal Risks
Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with its benchmark over time. The table that follows the bar chart shows the Fund’s average annual total return, both before and after taxes.The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.
All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense reimbursement in effect, if such waivers or reimbursements were not in place, the Fund’s performance would be reduced. Fund performance current to the most recent month-end is available by calling 1-888-474-7725 or by visiting newyorklifeinvestments.com/etf.

The Fund’s year-to-date total return as of June 30, 2023 was 11.63%.
Best and Worst Quarter Returns (for the period reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	16.75%	4Q/2022
Lowest Return	-21.43%	1Q/2020

Average Annual Total Returns as of December 31, 2022
Average Annual Returns - IQ Candriam International Equity ETF		1 Year	Since Inception [1]	Inception Date
IQ Candriam International Equity ETF		(15.18%)	1.93%	Dec. 17, 2019
After Taxes on Distributions | IQ Candriam International Equity ETF	[2]	(15.67%)	1.35%
After Taxes on Distributions and Sale of Fund Shares | IQ Candriam International Equity ETF	[2]	(8.49%)	1.51%
IQ Candriam International Equity Index (reflects no deduction for fees, expenses or taxes)		(15.08%)	2.07%	Dec. 17, 2019
MSCI EAFE® Index (Net) (reflects no deduction for fees, expenses or taxes)		(14.45%)	0.95%	Dec. 17, 2019
[1]	The Fund commenced operations on December 17, 2019.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund Shares at the end of the measurement period.